Subsequent Events (Details) € in Millions, ¥ in Millions								12 Months Ended
	Mar. 15, 2025 USD ($)	Dec. 18, 2024 USD ($)	Dec. 18, 2024 HKD ($)	Nov. 07, 2024 USD ($)	Oct. 18, 2024 USD ($)	Jul. 04, 2024 USD ($)	Jun. 18, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Jan. 09, 2024 USD ($)	Jan. 09, 2024 EUR (€)
Subsequent Event [Line Items]
Accrued liability										$ 200,000
Earnout payments	$ 2,100,000
Interest and costs						$ 500,000	$ 584,361
Interest and fixed costs		$ 584,361	$ 11,045
Supplier amount				$ 126,352.56	$ 530,000
Forecast [Member]
Subsequent Event [Line Items]
Payment for designee								$ 100,000
DDC [Member]
Subsequent Event [Line Items]
Equity interests, percentage											51.00%	51.00%
Additional potential consideration of cash and stock											$ 9,300,000
Business Combination [Member]
Subsequent Event [Line Items]
Additional potential consideration of cash and stock									¥ 4.5	$ 235,000
GLI [Member]
Subsequent Event [Line Items]
Received notice amount (in Euro) | €												€ 4.7
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Event [Line Items]
Issued ordinary shares value								$ 100,000